Related Party Balances and Transactions (Details) - Schedule of Significant Related Party Transactions ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Related Party [Member] | Sixiang Zhuohong Private Equity LP [Member]
Schedule of Significant Related Party Transactions [Line Items]
Equity interest of sold	¥ 13,500	$ 1,858